Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Changes in Carrying Amount of Mortgage Loans Held-for-sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing [Abstract]
Balance at beginning of period	$ 140,072	$ 128,442	$ 267,475
Originations and purchases	2,464,588	1,675,538	2,116,460
Sales, net of gains	(2,432,979)	(1,657,409)	(2,255,493)
Other	(5,434)	(6,499)	0
Balance at end of period	$ 166,247	$ 140,072	$ 128,442